Discontinued Operations - Schedule of Supplemental Cash Flow and Other Information (Details) - Catheter Precision, Inc [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Discontinued Operations - Schedule of Supplemental Cash Flow and Other Information (Details) [Line Items]
Operating lease payments	$ 162,862
Weighted average remaining lease term (in years):	1 year 8 months 8 days
Weighted average discount rate:	6.25%